Exhibit 99.1

World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
March 31, 2025

Dates Covered
Collections Period	03/01/25 - 03/31/25
Interest Accrual Period	03/17/25 - 04/14/25
30/360 Days	30
Actual/360 Days	29
Distribution Date	04/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/25	203,805,869.58	15,410
Yield Supplement Overcollateralization Amount 02/28/25	3,314,099.98	0
Receivables Balance 02/28/25	207,119,969.56	15,410
Principal Payments	10,894,241.21	320
Defaulted Receivables	300,370.92	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/25	3,021,543.07	0
Pool Balance at 03/31/25	192,903,814.36	15,075

Pool Statistics	$ Amount	# of Accounts
Pool Factor	20.32%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	5,579,866.65	295
Past Due 61-90 days	1,077,637.21	61
Past Due 91-120 days	102,894.37	8
Past Due 121+ days	0.00	0
Total	6,760,398.23	364

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.45%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.60%
Delinquency Trigger Occurred	NO

Recoveries	290,658.40
Aggregate Net Losses/(Gains) - March 2025	9,712.52
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.06%
Prior Net Losses/(Gains) Ratio	0.63%
Second Prior Net Losses/(Gains) Ratio	0.18%
Third Prior Net Losses/(Gains) Ratio	0.65%
Four Month Average	0.38%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.69%

Overcollateralization Target Amount	4,644,197.93
Actual Overcollateralization	4,644,197.93
Weighted Average Contract Rate	4.49%
Weighted Average Contract Rate, Yield Adjusted	5.91%
Weighted Average Remaining Term	29.10

Flow of Funds	$ Amount
Collections	11,920,659.70
Investment Earnings on Cash Accounts	9,753.74
Servicing Fee	(172,599.97)
Transfer to Collection Account	-
Available Funds	11,757,813.47

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	233,513.64
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	6,257,857.29
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,644,197.93
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	540,387.11

Total Distributions of Available Funds	11,757,813.47

Servicing Fee	172,599.97
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 03/17/25	199,161,671.65
Principal Paid	10,902,055.22
Note Balance @ 04/15/25	188,259,616.43

Class A-1
Note Balance @ 03/17/25	0.00
Principal Paid	0.00
Note Balance @ 04/15/25	0.00
Note Factor @ 04/15/25	0.0000000%

Class A-2
Note Balance @ 03/17/25	0.00
Principal Paid	0.00
Note Balance @ 04/15/25	0.00
Note Factor @ 04/15/25	0.0000000%

Class A-3
Note Balance @ 03/17/25	78,211,671.65
Principal Paid	10,902,055.22
Note Balance @ 04/15/25	67,309,616.43
Note Factor @ 04/15/25	22.0124326%

Class A-4
Note Balance @ 03/17/25	79,150,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	79,150,000.00
Note Factor @ 04/15/25	100.0000000%

Class B
Note Balance @ 03/17/25	27,870,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	27,870,000.00
Note Factor @ 04/15/25	100.0000000%

Class C
Note Balance @ 03/17/25	13,930,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	13,930,000.00
Note Factor @ 04/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	315,371.14
Total Principal Paid	10,902,055.22
Total Paid	11,217,426.36

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.66000%
Interest Paid	108,192.81
Principal Paid	10,902,055.22
Total Paid to A-3 Holders	11,010,248.03

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3403861
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.7667971
Total Distribution Amount	12.1071832

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3538257
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.6532645
Total A-3 Distribution Amount	36.0070902

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	574.01
Noteholders' Principal Distributable Amount	425.99

Account Balances	$ Amount
Reserve Account
Balance as of 03/17/25	2,322,098.97
Investment Earnings	8,383.64
Investment Earnings Paid	(8,383.64)
Deposit/(Withdrawal)	-
Balance as of 04/15/25	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,276,615.95	$1,356,354.02	$1,720,778.48
Number of Extensions	69	72	92
Ratio of extensions to Beginning of Period Receivables Balance	0.62%	0.62%	0.75%